INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Goodwill
Goodwill.	$ 36,073,685	$ 28,751,206	$ 25,526,855
Rizobacter Argentina
Goodwill
Goodwill.	28,080,271	22,277,336	20,094,633
Bioceres Crops S.A.
Goodwill
Goodwill.	7,523,324	6,003,780	$ 5,432,222
Insumos Agroqumicos S.A.("Insuagro")
Goodwill
Goodwill.	$ 470,090	$ 470,090